Organization and Summary of Significant Accounting Policies (Details 21)	12 Months Ended
Jul. 03, 2016 $ / shares shares
Range of options outstanding
Weighted Average Exercise Price Outstanding	$ 28.86
Weighted Average Exercise Price Exercisable	$ 21.39
Exercise Price Range One
Range of options outstanding
Number of Options Outstanding | shares	44,414
Number of Options Exercisable | shares	44,414
Weighted Average Exercise Price Outstanding	$ 15.14
Weighted Average Exercise Price Exercisable	$ 15.14
Weighted Average Remaining Contractual Life Outstanding (In Years)	3 years 1 month 6 days
Exercise Price Range, Lower Range Limit	$ 10.92
Exercise Price Range, Upper Range Limit	$ 18.49
Exercise Price Range Two
Range of options outstanding
Number of Options Outstanding | shares	91,574
Number of Options Exercisable | shares	59,384
Weighted Average Exercise Price Outstanding	$ 30.50
Weighted Average Exercise Price Exercisable	$ 26.06
Weighted Average Remaining Contractual Life Outstanding (In Years)	6 years 2 months 12 days
Exercise Price Range, Lower Range Limit	$ 26.53
Exercise Price Range, Upper Range Limit	$ 38.71
Exercise Price Range Three
Range of options outstanding
Number of Options Outstanding | shares	9,010
Weighted Average Exercise Price Outstanding	$ 79.73
Weighted Average Remaining Contractual Life Outstanding (In Years)	8 years 1 month 6 days
Exercise Price Range	$ 79.73